Equity	3 Months Ended
Mar. 31, 2026
Equity [Abstract]
Equity

20 Equity

a.	Share capital: On March 31, 2026, the Group’s share capital consisted of 814,216,001 class A common shares and 294,842,184 class B common shares, totaling US$41,560. (US$35,114 on December 31, 2025).

b.	Share Premium: On March 31, 2026, the Group’s capital reserve amounted to US$8,319,267 (US$7,310,818 on December 31, 2025).

b.1	Allocation of results: On March 25, 2026, the Board of Directors approved the allocation of the 2025 fiscal year results, totaling US$2,085,772, to the Share Premium.

c.1	Dividends: On March 25, 2026, the Board of Directors of JBS N.V. approved the payment of dividends of US$1.00 per share, totaling US$1,070,877 to be paid on June 17, 2026. Shareholders of record as of the close of trading on May 18, 2026, shall be entitled to receive the dividends.

d.1	Non-controlling interest: Material non-controlling interest as of March 31, 2026 consisted of the 17.8% (17.7% as of December 31, 2025), of PPC common stock not owned by JBS USA. JBS USA’s voting rights in PPC are limited to 82.2% as of March 31, 2026 (82.3% as of December 31, 2025) of the total. The profit allocated to the PPC non-controlling interest was US$20,091 and US$54,679 for the three-month period ended March 31, 2026 and 2025, respectively. The accumulated non-controlling interest in PPC was US$797,568 as of March 31, 2026 (US$790,254 as of December 31, 2025). For the three-month period ended March 31, 2026, purchase of treasury stock by PPC was nil (nil for the three-month period ended March 31, 2025). Below are the PPC total net sales, net income, cash provided by operations, total assets and total liabilities for the periods indicated.

	Three month period ended March 31,
	2026	2025

Net Revenue	4,532,633	4,463,009
Net Income	101,450	296,033
Net cash provided by operating activities	140,818	126,891
	March 31, 2026	December 31, 2025

Total assets	10,202,688	10,343,530
Total liabilities	6,466,195	6,649,799
Total equity	3,736,493	3,693,731